Supplemental Condensed Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature of Business and Organization/Supplemental Condensed Consolidating Financial Information [Abstract]
Supplemental Condensed Consolidating Financial Information

16. Supplemental Condensed Consolidating Financial Information

In lieu of providing separate annual and interim financial statements for each guarantor of debt securities to be registered, Regulation S-X of SEC Guidelines, Rules, and Regulations (“Regulation S-X”) provides companies, if certain criteria are satisfied, with the option to instead provide condensed consolidating financial information for its issuers, guarantors and non-guarantors. In the case of the Company, the applicable criteria include the following: (i) the Senior Notes are fully and unconditionally guaranteed on a joint and several basis, (ii) each of the guarantors of the Senior Notes is a direct or indirect wholly-owned subsidiary of the Company and (iii) any non-guarantors are considered minor as that term is defined in Regulation S-X. Because each of these criteria has been satisfied by the Company and the Senior Notes must be registered with the Securities and Exchange Commission (the “SEC”) pursuant to the Indentures, summarized condensed consolidating balance sheets as of March 31, 2012 and December 31, 2011 and unaudited condensed consolidating statements of operations, comprehensive income (loss) and cash flows for the three months ended March 31, 2012 and March 31, 2011, respectively, for the Company, segregating the issuer, the subsidiary guarantors and consolidating adjustments, are reflected below. Prior year amounts have been reclassified to conform to the current year presentation.

Condensed Consolidating Balance Sheet

	Successor
	As of March 31, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17,848	$8,530	$—	$26,378
Accounts receivable, net of allowance for doubtful accounts	—	189,149	—	189,149
Deferred income tax assets	—	4,760	—	4,760
Prepaid expenses and other current assets	6,482	17,319	—	23,801

Total current assets	24,330	219,758	—	244,088
Property and equipment, net	6	273,971	—	273,977
Due from affiliates	—	55,481	(55,481)	—
Investment in consolidated subsidiaries	1,925,366	—	(1,925,366)	—
Goodwill	—	1,470,120	—	1,470,120
Intangible assets, net	158,250	1,635,742	—	1,793,992
Other assets, net	14,684	29,169	—	43,853

Total assets	$2,122,636	$3,684,241	$(1,980,847)	$3,826,030

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$9,348	$—	$9,348
Accrued expenses	43,764	89,004	—	132,768
Deferred revenues	—	7,860	—	7,860
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	47,838	118,172	—	166,010
Due to affiliates	55,481	—	(55,481)	—
Long-term debt, excluding current portion	781,940	1,146,555	—	1,928,495
Deferred income tax liabilities	15,817	491,655	—	507,472
Tax receivable agreement obligations to related parties	144,179	—	—	144,179
Other long-term liabilities	—	2,493	—	2,493
Commitments and contingencies

Equity	1,077,381	1,925,366	(1,925,366)	1,077,381

Total liabilities and equity	$2,122,636	$3,684,241	$(1,980,847)	$3,826,030

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	6,042	—	6,042
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,209	—	249,853
Property and equipment, net	8	278,082	—	278,090
Due from affiliates	—	51,237	(51,237)	—
Investment in consolidated subsidiaries	1,940,533	—	(1,940,533)	—
Goodwill	—	1,470,216	—	1,470,216
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,255	30,148	—	39,403

Total assets	$2,112,940	$3,738,289	$(1,991,770)	$3,859,459

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,827	$—	$8,827
Accrued expenses	19,324	112,813	—	132,137
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,398	139,161	—	162,559
Due to affiliates	51,237	—	(51,237)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	24,354	493,683	—	518,037
Tax receivable agreement obligations to related parties	139,713	—	—	139,713
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies

Equity	1,092,663	1,940,533	(1,940,533)	1,092,663

Total liabilities and equity	$2,112,940	$3,738,289	$(1,991,770)	$3,859,459

Condensed Consolidating Statement of Operations

	Successor
	Three Months Ended March 31, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$286,035	$—	$286,035
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	175,193	—	175,193
Development and engineering	—	8,281	—	8,281
Sales, marketing, general and administrative	1,925	32,962	—	34,887
Depreciation and amortization	2,251	42,422	—	44,673
Accretion	4,466	—	—	4,466

Operating income (loss)	(8,642)	27,177	—	18,535
Equity in earnings of consolidated subsidiaries	(4,838)	—	4,838	—
Interest expense, net	23,158	22,581	—	45,739

Income (loss) before income tax benefit	(26,962)	4,596	(4,838)	(27,204)
Income tax benefit	(9,628)	(242)	—	(9,870)

Net income (loss)	$(17,334)	$4,838	$(4,838)	$(17,334)

Condensed Consolidating Statement of Operations

	Predecessor
	Three Months Ended March 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$271,499	$—	$271,499
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	168,652	—	168,652
Development and engineering	—	7,985	—	7,985
Sales, marketing, general and administrative	957	32,211	—	33,168
Depreciation and amortization	1	38,021	—	38,022

Operating income (loss)	(958)	24,630	—	23,672
Equity in earnings of consolidated subsidiaries	(9,629)	—	9,629	—
Interest expense, net	720	11,906	—	12,626
Other	—	(1,403)	—	(1,403)

Income (loss) before income tax provision	7,951	14,127	(9,629)	12,449
Income tax provision	3,557	1,617	—	5,174

Net income (loss)	4,394	12,510	(9,629)	7,275
Net income attributable to noncontrolling interest	—	—	2,881	2,881

Net income (loss) attributable to Emdeon Inc.	$4,394	$12,510	$(12,510)	$4,394

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Successor
	Three Months Ended March 31, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$(17,334)	$4,838	$(4,838)	$(17,334)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	1,858	—	—	1,858
Foreign currency translation adjustment	—	194	—	194
Equity in other comprehensive earnings	194	—	(194)	—

Other comprehensive income (loss)	2,052	194	(194)	2,052

Total comprehensive income (loss)	$(15,282)	$5,032	$(5,032)	$(15,282)

Condensed Consolidating Statement of Comprehensive Income

	Predecessor
	Three Months Ended March 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$4,394	$12,510	$(9,629)	$7,275
Other comprehensive income (loss):
Other comprehensive income amortization, net of taxes	—	811	—	811
Foreign currency translation adjustment	—	(8)	—	(8)
Equity in other comprehensive earnings	632	—	(632)	—

Other comprehensive income (loss)	632	803	(632)	803

Total comprehensive income (loss)	5,026	13,313	(10,261)	8,078
Comprehensive income attributable to noncontrolling interest	—	—	3,052	3,052

Comprehensive income attributable to Emdeon Inc.	$5,026	$13,313	$(13,313)	$5,026

Condensed Consolidating Statement of Cash Flows

	Successor
	Three Months Ended March 31, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(17,334)	$4,838	$(4,838)	$(17,334)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,251	42,422	—	44,673
Deferred income tax benefit	(9,628)	(395)	—	(10,023)
Equity in earnings of consolidated subsidiaries	(4,838)	—	4,838	—
Accretion expense	4,466	—	—	4,466
Amortization of debt discount and issuance costs	547	1,998	—	2,545
Change in fair value of interest rate swap (not subject Other	—	152	—	152
Changes in operating assets and liabilities:
Accounts receivable	—	(188)	—	(188)
Prepaid expenses and other	(4,410)	(100)	—	(4,510)
Accounts payable	—	1,754	—	1,754
Accrued expenses, deferred revenue, and other liabilities	21,962	(21,656)	—	306
Tax receivable agreement obligations to related parties	(114)	—	—	(114)
Due to/from affiliates	4,244	(4,244)	—	—

Net cash provided by (used in) operating activities	(2,854)	24,581	—	21,727

Investing activities
Purchases of property and equipment	—	(15,146)	—	(15,146)
Investment in subsidiaries, net	20,200	—	(20,200)	—

Net cash used in investing activities	20,200	(15,146)	(20,200)	(15,146)

Financing activities
Distributions to Emdeon Inc., net	—	(20,200)	20,200	—
Payments on Revolving Facility	—	(15,000)	—	(15,000)
Debt principal payments	(70)	(2,990)	—	(3,060)
Other	—	(68)	—	(68)

Net cash provided by (used in) financing activities	(70)	(38,258)	20,200	(18,128)

Net increase (decrease) in cash and cash equivalents	17,276	(28,823)	—	(11,547)
Cash and cash equivalents at beginning of period	572	37,353	—	37,925

Cash and cash equivalents at end of period	$17,848	$8,530	$—	$26,378

Condensed Consolidating Statement of Cash Flows

	Predecessor
	Three Months Ended March 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$4,394	$12,510	$(9,629)	$7,275
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1	38,021	—	38,022
Equity compensation	151	5,422	—	5,573
Deferred income tax expense (benefit)	3,557	(3,557)	—	—
Equity in earnings of consolidated subsidiaries	(9,629)	—	9,629	—
Amortization of debt discount and issuance costs	—	3,455	—	3,455
Amortization of discontinued cash flow hedge from other comprehensive loss	—	922	—	922
Change in contingent consideration	—	(1,403)	—	(1,403)
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(2,556)	—	(2,556)
Other	—	5	—	5
Changes in operating assets and liabilities:
Accounts receivable	—	(1,519)	—	(1,519)
Prepaid expenses and other	(218)	1,427	—	1,209
Accounts payable	730	4,036	—	4,766
Accrued expenses, deferred revenue, and other liabilities	—	6,135	—	6,135
Tax receivable agreement obligations to related parties	(2,913)	—	—	(2,913)
Due to/from affiliates	(378)	378	—	—

Net cash provided by (used in) operating activities	(4,305)	63,276	—	58,971

Investing activities
Purchases of property and equipment	—	(19,654)	—	(19,654)

Net cash used in investing activities	—	(19,654)	—	(19,654)

Financing activities
Debt principal payments	—	(2,138)	—	(2,138)
Other	242	(1,525)	—	(1,283)

Net cash provided by (used in) financing activities	242	(3,663)	—	(3,421)

Net increase (decrease) in cash and cash equivalents	(4,063)	39,959	—	35,896
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$35,917	$99,167	$—	$135,084

22. Supplemental Condensed Consolidating Financial Information

In lieu of providing separate annual and interim financial statements for each guarantor of debt securities to be registered, Regulation S-X of SEC Guidelines, Rules, and Regulations (“Regulation S-X”) provides companies, if certain criteria are satisfied, with the option to instead provide condensed consolidating financial information for its issuers, guarantors and non-guarantors. In the case of the Company, the applicable criteria include the following (i) the Senior Notes are fully and unconditionally guaranteed on a joint and several basis, (ii) each of the guarantors of the Senior Notes is a direct or indirect wholly-owned subsidiary of the Company and (iii) any non-guarantors are considered minor as that term is defined in Regulation S-X. Because each of these criteria has been satisfied by the Company and the Senior Notes must be registered with the Securities and Exchange Commission (the “SEC”) pursuant to the Indentures, summarized audited condensed consolidating balance sheets at December 31, 2011 and 2010, condensed consolidating statements of operations and cash flows for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, for the Company, segregating the issuer, the subsidiary guarantors and consolidating adjustments, are reflected below. Prior year amounts have been reclassified to conform to the current year presentation.

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	6,042	—	6,042
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,209	—	249,853
Property and equipment, net	8	278,082	—	278,090
Due from affiliates	—	51,237	(51,237)	—
Investment in consolidated subsidiaries	1,940,533	—	(1,940,533)	—
Goodwill	—	1,470,216	—	1,470,216
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,255	30,148	—	39,403

Total assets	$2,112,940	$3,738,289	$(1,991,770)	$3,859,459

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	8,827	—	8,827
Accrued expenses	19,324	112,813	—	132,137
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,398	139,161	—	162,559
Due to affilates	51,237	—	(51,237)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	24,354	493,683	—	518,037
Tax receivable agreement obligations to related parties	139,713	—	—	139,713
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies

Equity	1,092,663	1,940,533	(1,940,533)	1,092,663

Total liabilities and equity	$2,112,940	$3,738,289	$(1,991,770)	$3,859,459

Condensed Consolidating Balance Sheet

	Predecessor
	As of December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$39,980	$59,208	$—	$99,188
Accounts receivable, net of allowance for doubtful accounts	—	174,191	—	174,191
Deferred income tax assets	—	7,913	—	7,913
Prepaid expenses and other current assets	986	24,034	—	25,020

Total current assets	40,966	265,346	—	306,312
Property and equipment, net	9	231,298	—	231,307
Due from affiliates	—	713	(713)	—
Investment in subsidiaries	961,270	—	(961,270)	—
Goodwill	—	908,310	—	908,310
Intangible assets, net	—	1,035,886	—	1,035,886
Other assets, net	3,000	6,750	—	9,750

Total assets	$1,005,245	$2,448,303	$(961,983)	$2,491,565

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$4,732	$—	$4,732
Accrued expenses	4,549	107,696	—	112,245
Deferred revenues	—	12,130	—	12,130
Current portion of long-term debt	4,423	8,071	—	12,494

Total current liabilities	8,972	132,629	—	141,601
Due to affiliates	713	—	(713)	—
Long-term debt, excluding current portion	35,900	897,849	—	933,749
Deferred income tax liabilities	29,602	170,755	—	200,357
Tax receivable agreement obligations to related parties	138,533	—	—	138,533
Other long-term liabilities	—	22,037	—	22,037
Commitments and contingencies
Equity:

Emdeon Inc. equity	791,525	1,225,033	(1,225,033)	791,525
Noncontrolling interest	—	—	263,763	263,763

Total equity	791,525	1,225,033	(961,270)	1,055,288

Total liabilities and equity	$1,005,245	$2,448,303	$(961,983)	$2,491,565

Condensed Consolidating Statement of Operations

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$190,384	$—	$190,384
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	117,421	—	117,421
Development and engineering	—	5,153	—	5,153
Sales, marketing, general and administrative	1,385	20,393	—	21,778
Depreciation and amortization	1,501	27,271	—	28,772
Accretion	2,916	—	—	2,916
Transaction related costs	485	17,372	—	17,857

Operating income (loss)	(6,287)	2,774	—	(3,513)
Equity in earnings of consolidated subsidiaries	(3,182)	—	3,182	—
Interest expense, net	25,164	4,179	—	29,343
Other income, net	—	(5,843)	—	(5,843)

Income (loss) before income tax provision (benefit)	(28,269)	4,438	(3,182)	(27,013)
Income tax provision (benefit)	(10,816)	1,256	—	(9,560)

Net income (loss)	$(17,453)	$3,182	$(3,182)	$(17,453)

Condensed Consolidating Statement of Operations

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$929,264	$—	$929,264
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	572,541	—	572,541
Development and engineering	—	26,090	—	26,090
Sales, marketing, general and administrative	12,544	98,919	—	111,463
Depreciation and amortization	3	128,758	—	128,761
Transaction related costs	17,767	48,858	—	66,625

Operating income (loss)	(30,314)	54,098	—	23,784
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Interest expense, net	2,442	40,759	—	43,201
Other income, net	—	(8,036)	—	(8,036)

Income before income tax provision (benefit)	(16,274)	21,375	(16,482)	(11,381)
Income tax provision (benefit)	8,417	(216)	—	8,201

Net income (loss)	(24,691)	21,591	(16,482)	(19,582)
Net income attributable to noncontrolling interest	—	—	5,109	5,109

Net income (loss) attributable to Emdeon Inc.	$(24,691)	$21,591	$(21,591)	$(24,691)

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$1,002,152	$—	$1,002,152
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	612,367	—	612,367
Development and engineering	—	30,638	—	30,638
Sales, marketing, general and administrative	3,198	113,749	—	116,947
Depreciation and amortization	—	124,721	—	124,721

Operating income (loss)	(3,198)	120,677	—	117,479
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Interest expense, net	3,089	57,928	—	61,017
Other income, net	—	(9,284)	—	(9,284)

Income before income tax provision	36,759	72,033	(43,046)	65,746
Income tax provision	17,213	15,366	—	32,579

Net income	19,546	56,667	(43,046)	33,167
Net income attributable to noncontrolling interest	—	—	13,621	13,621

Net income attributable to Emdeon Inc.	$19,546	$56,667	$(56,667)	$19,546

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$918,448	$—	$918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	562,636	—	562,636
Development and engineering	—	30,539	—	30,539
Sales, marketing, general and administrative	1,114	117,882	—	118,996
Depreciation and amortization	—	105,321	—	105,321

Operating income (loss)	(1,114)	102,070	—	100,956
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Interest expense, net	715	69,456	—	70,171
Other income, net	—	(519)	—	(519)

Income before income tax provision	12,610	33,133	(14,439)	31,304
Income tax provision	3,029	14,272	—	17,301

Net income	9,581	18,861	(14,439)	14,003
Net income attributable to noncontrolling interest	—	—	4,422	4,422

Net income attributable to Emdeon Inc.	$9,581	$18,861	$(18,861)	$9,581

Condensed Consolidating Statement of Cash Flows

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(17,453)	$2,757	$(2,757)	$(17,453)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,501	27,271	—	28,772
Equity compensation expense	—		—	—
Deferred income tax expense (benefit)	(11,241)	5,470	—	(5,771)
Equity in earnings of consolidated subsidiaries	(2,757)	—	2,757	—
Accretion expense	2,916	—	—	2,916
Amortization of debt discount and issuance costs	356	1,286	—	1,642
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(2,755)	—	(2,755)
Change in contingent consideration	—	(5,843)	—	(5,843)
Other	—	489	—	489
Changes in operating assets and liabilities:
Accounts receivable	—	(13,447)	—	(13,447)
Prepaid expenses and other	1,174	(192)	—	982
Accounts payable	—	(2,912)	—	(2,912)
Accrued expenses, deferred revenue, and other liabilities	(11,117)	(4,284)	—	(15,401)
Due to/from affiliates	(3,769)	3,769	—	—

Net cash provided by (used in) operating activities	(40,390)	11,609	—	(28,781)

Investing activities
Purchases of property and equipment	—	(8,279)	—	(8,279)
Purchases of Emdeon Inc., net of cash acquired	(1,586,854)	(345,998)	—	(1,932,852)

Net cash used in investing activities	(1,586,854)	(354,277)	—	(1,941,131)

Financing activities
Proceeds from issuance of stock	852,879	—	—	852,879
Proceeds from Term Loan Facility	25,332	1,159,782	—	1,185,114
Proceeds from Revolving Facility	—	25,000	—	25,000
Proceeds from Senior Notes	729,375	—	—	729,375
Payments on Revolving Facility	—	(10,000)	—	(10,000)
Payment of debt issue costs	(5,871)	(30,030)	—	(35,901)
Debt principal and data sublicense obligation payments	—	(942,138)	—	(942,138)
Other	(2,800)	(68)	—	(2,868)

Net cash provided by financing activities	1,598,915	202,546	—	1,801,461

Net decrease in cash and cash equivalents	(28,329)	(140,122)	—	(168,451)
Cash and cash equivalents at beginning of period	28,901	177,475	—	206,376

Cash and cash equivalents at end of period	$572	$37,353	$—	$37,925

Condensed Consolidating Statement of Cash Flows

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(24,691)	$21,591	$(16,482)	$(19,582)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3	128,758	—	128,761
Equity compensation expense	1,300	53,632	—	54,932
Deferred income tax expense (benefit)	8,417	(23,462)	—	(15,045)
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Amortization of debt discount and issuance costs	—	11,673	—	11,673
Amortization of discontinued cash flow hedge from other comprehensive loss	—	3,167	—	3,167
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(7,983)	—	(7,983)
Change in contingent consideration	—	(8,036)	—	(8,036)
Other	—	1,119	—	1,119
Changes in operating assets and liabilities:
Accounts receivable	—	660	—	660
Prepaid expenses and other	88	6,550	—	6,638
Accounts payable	—	8,505	—	8,505
Accrued expenses, deferred revenue, and other liabilities	29,263	18,350	—	47,613
Tax receivable agreement obligations to related parties	(3,519)	—	—	(3,519)
Due to/from affiliates	(2,667)	2,667	—	—

Net cash provided (used in) by operating activities	(8,288)	217,191	—	208,903

Investing activities
Purchases of property and equipment	—	(51,902)	—	(51,902)
Payments for acquisitions, net of cash acquired	—	(39,422)	—	(39,422)

Net cash used in investing activities	—	(91,324)	—	(91,324)

Financing activities
Debt principal and data sublicense obligation payments	(3,716)	(6,412)	—	(10,128)
Other	925	(1,188)	—	(263)

Net cash used in financing activities	(2,791)	(7,600)	—	(10,391)

Net increase (decrease) in cash and cash equivalents	(11,079)	118,267	—	107,188
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$28,901	$177,475	$—	$206,376

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$19,546	$56,667	$(43,046)	$33,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2	124,719	—	124,721
Equity compensation expense	760	16,961	—	17,721
Deferred income tax expense (benefit)	17,213	(4,977)	—	12,236
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Amortization of debt discount and issuance costs	—	12,911	—	12,911
Amortization of discontinued cash flow hedge from other comprehensive loss	—	5,800	—	5,800
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(3,908)	—	(3,908)
(Gain) loss on abandonment of leased properties	—	(105)	—	(105)
Change in contingent consideration	—	(9,284)	—	(9,284)
Other	—	524	—	524
Changes in operating assets and liabilities:
Accounts receivable	—	(2,429)	—	(2,429)
Prepaid expenses and other	(425)	(12,127)	—	(12,552)
Accounts payable	—	(7,499)	—	(7,499)
Accrued expenses, deferred revenue, and other liabilities	(92)	543	—	451
Tax receivable agreement obligations to related parties	95	—	—	95
Due to/from affiliates	504	(504)	—	—

Net cash provided by (used in) operating activities	(5,443)	177,292	—	171,849

Investing activities
Purchases of property and equipment	—	(79,988)	—	(79,988)
Payments for acquisitions, net of cash acquired	—	(251,464)	—	(251,464)
Investment in subsidiary	(80,000)	—	80,000	—
Other	(3,000)	—	—	(3,000)

Net cash provided by (used in) investing activities	(83,000)	(331,452)	80,000	(334,452)

Financing activities
Proceeds from issuance of stock	306	—	—	306
Capital contribution from Emdeon Inc.	—	80,000	(80,000)	—
Proceeds from incremental term loan	—	97,982	—	97,982
Debt principal and sublicense obligation payments	(3,624)	(7,799)	—	(11,423)
Repayment of assumed debt obligations	—	(35,254)	—	(35,254)
Other	—	(1,819)	—	(1,819)

Net cash provided by (used in) financing activities	(3,318)	133,110	(80,000)	49,792

Net decrease in cash and cash equivalents	(91,761)	(21,050)	—	(112,811)
Cash and cash equivalents at beginning of period	131,741	80,258	—	211,999

Cash and cash equivalents at end of period	$39,980	$59,208	$—	$99,188

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$9,581	$18,861	$(14,439)	$14,003
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	105,321	—	105,321
Equity compensation expense	307	25,108	—	25,415
Deferred income tax expense (benefit)	3,029	(4,277)	—	(1,248)
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Amortization of debt discount and issuance costs	—	11,947	—	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss	—	7,970	—	7,970
(Gain) loss on abandonment of leased properties	—	1,675	—	1,675
Other	—	(502)	—	(502)
Changes in operating assets and liabilities:
Accounts receivable	—	(2,571)	—	(2,571)
Prepaid expenses and other	(561)	5,506	—	4,945
Accounts payable	—	4,731	—	4,731
Accrued expenses, deferred revenue, and other liabilities	745	(9,979)	—	(9,234)
Tax receivable agreement obligations to related parties	299	—	—	299
Due to/from affiliates	97	(97)	—	—

Net cash provided by (used in) operating activities	(942)	163,693	—	162,751

Investing activities
Purchases of property and equipment	—	(48,292)	—	(48,292)
Payments for acquisitions, net of cash acquired	—	(76,250)	—	(76,250)
Purchases of Emdeon Business Services, net of cash acquired	(11)	11	—	—
Other	—	1,300	—	1,300

Net cash used in investing activities	(11)	(123,231)	—	(123,242)

Financing activities
Proceeds from issuance of stock	145,165	2,799	—	147,964
Repurchase of Class A common stock	(1,586)	—	—	(1,586)
Repurchase of Units of EBS Master LLC	(5,373)	—	—	(5,373)
Debt principal and sublicense obligation payments	(5,653)	(23,550)	—	(29,203)
Repayment of assumed debt obligations	—	(200)	—	(200)
Payments on revolver	—	(10,000)	—	(10,000)
Proceeds from capital contribution	138	(138)	—	—
Capital contributions from stockholders	—	203	—	203
Other	—	(793)	—	(793)

Net cash provided by (used in) financing activities	132,691	(31,679)	—	101,012

Net (decrease) increase in cash and cash equivalents	131,738	8,783	—	140,521
Cash and cash equivalents at beginning of period	3	71,475	—	71,478

Cash and cash equivalents at end of period	$131,741	$80,258	$—	$211,999